Disclosures about segments and related information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment

	Year ended December 31, 2013
	Front-end	Back-end 100%	Elimination non consolidated	Total
Net sales to unaffiliated customers	451,992	1,051,376	(891,091)	612,277
Gross profit	176,160	307,618	(269,228)	214,550
Result from operations	44,704	66,352	(70,638)	40,418
Interest income	904	272	(204)	972
Interest expense	(2,553)	(2,082)	1,693	(2,942)
Foreign currency exchange gains (losses), net	(9,005)	847	—	(8,158)
Result from investments	—	—	1,030,132	1,030,132
Income tax expense	(9,484)	(11,308)	9,671	(11,121)
Net earnings (loss)	24,565	54,081	970,654	1,049,300
Allocation of net earnings (loss):
Shareholders of the parent				1,051,893
Non-controlling interest				(2,593)
Capital expenditures and purchase of intangible assets	11,072	34,003	(27,542)	17,533
Depreciation and amortization	19,415	41,066	(32,015)	28,466
Cash and cash equivalents	312,437	149,313	(149,313)	312,437
Capitalized goodwill	11,421	—	—	11,421
Other intangible assets	5,637	902	(902)	5,637
Investments and associates	278	—	943,676	943,954
Other identifiable assets	277,800	599,709	(599,709)	277,800
Total assets	607,573	749,924	193,752	1,551,249
Total debt	—	65,105	(65,105)	—
Headcount in full-time equivalents -1-	1,503	14,400	(14,400)	1,503
 __________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Year ended December 31, 2012
	Front-end	Back-end	Total
Net sales to unaffiliated customers	370,409	1,047,658	1,418,067
Gross profit	124,531	315,898	440,429
Result from operations	539	87,717	88,256
Interest income	1,015	974	1,989
Interest expense	(11,381)	(732)	(12,113)
Loss resulting from early extinguishment of debt	(2,209)	—	(2,209)
Accretion interest expense convertible notes	(4,329)	(140)	(4,469)
Foreign currency exchange gains (losses), net	(3,050)	(907)	(3,957)
Result on investments	(766)	—	(766)
Income tax expense	(8,965)	(17,335)	(26,300)
Net earnings (loss)	(29,146)	69,577	40,431
Allocation of net earnings (loss):
Shareholders of the parent			7,149
Non-controlling interest			33,282
Capital expenditures	21,973	46,189	68,162
Net purchase of other intangibles	2,042	2,588	4,630
Depreciation and amortization	18,838	39,622	58,460
Cash and cash equivalents	145,061	145,414	290,475
Capitalized goodwill	11,649	40,239	51,888
Other intangible assets	9,049	4,866	13,915
Other identifiable assets	334,399	808,829	1,143,228
Total assets	500,158	999,348	1,499,506
Total debt	—	80,623	80,623
Headcount in full-time equivalents -1-	1,636	15,768	17,404

 __________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Year ended December 31, 2011
	Front-end	Back-end	Total
Net sales to unaffiliated customers	456,065	1,178,270	1,634,334
Gross profit	172,318	398,308	570,626
Result from operations	62,581	304,869	367,450
Interest income	976	1,925	2,902
Interest expense	(13,142)	(354)	(13,497)
Loss resulting from early extinguishment of debt	(824)	—	(824)
Accretion interest expense convertible notes	(4,401)	—	(4,401)
Revaluation conversion option	(4,378)	—	(4,378)
Foreign currency exchange gains (losses), net	8,296	(2,692)	5,604
Income tax expense	(4,581)	(32,111)	(36,692)
Net earnings (loss)	44,527	271,637	316,164
Allocation of net earnings (loss):
Shareholders of the parent			186,770
Non-controlling interest			129,394
Capital expenditures	16,369	72,849	89,218
Net purchase of other intangibles	6,141	910	7,051
Depreciation and amortization	14,335	32,638	46,973
Impairment of property, plant and equipment	—	(8,038)	(8,038)
Cash and cash equivalents	228,114	162,136	390,250
Capitalized goodwill	11,193	40,939	52,131
Other intangible assets	9,643	5,133	14,776
Other identifiable assets	336,090	788,973	1,125,063
Total assets	585,040	997,181	1,582,221
Total debt	162,464	32,946	195,409
Headcount in full-time equivalents -1-	1,631	14,563	16,194

 ___________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

Schedule of Geographical Information
Geographical information is summarized as follows:

	Europe	United States of America	Japan	Southeast Asia	Corporate	Consolidated
	Year ended December 31, 2011
Net sales to unaffiliated customers	338,065	185,943	96,697	1,013,629	—	1,634,334
Long-lived assets	16,021	13,110	18,273	212,605	171	260,180
Total assets	406,586	131,498	120,717	733,571	189,849	1,582,221
Capital expenditures	7,425	8,429	1,559	71,720	85	89,218
Purchase of intangible assets	29	779	635	1,378	4,230	7,051
	Year ended December 31, 2012
Net sales to unaffiliated customers	255,795	197,566	59,385	905,321	—	1,418,067
Long-lived assets	17,587	22,567	17,313	217,849	120	275,436
Total assets	473,561	128,484	71,838	717,986	107,637	1,499,506
Capital expenditures	7,098	12,837	4,947	43,280	—	68,162
Purchase of intangible assets	1,732	437	72	997	1,392	4,630
	Year ended December 31, 2013
Net sales to unaffiliated customers	97,777	147,036	36,623	330,841	—	612,277
Long-lived assets	2,871	24,429	15,112	14,075	44	56,531
Total assets	60,709	105,952	62,252	1,112,919	209,417	1,551,249
Capital expenditures	3,693	8,179	1,128	4,063	—	17,063
Purchase of intangible assets	108	—	—	124	238	470